INVESTMENTS - Schedule of Net Unrealized Gain on Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Abstract]
Unrealized gain on equity securities	$ 1,284	$ 2,575	$ 3,080
Unrealized gain on other investments	1,433	382	989
Unrealized gain (loss) on equity-method investments at fair value	453	(1,567)	(1,385)
Net unrealized gain on investments	$ 3,170	$ 1,390	$ 2,684